Organization, Significant Accounting Policies and Liquidity (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Going Concern

Our accompanying financial statements contemplate the realization of assets and liquidation of liabilities in the normal course of business. We have suffered recurring losses from operations and have stockholder and working capital deficits at December 31, 2019. Our primary liabilities as of December 31, 2019 consist of short-term notes payable that are due in 2019. We recognize we will ultimately either need to increase revenues and/or raise additional debt or equity capital to sustain our operations. We plan to continue close monitoring of general and administrative expenses in 2020 and may seek to reduce such expenses and we are also investigating the possibility of investing in an alternative business model. Absent our ability to be successful in such endeavors, we may seek to raise capital from existing shareholders. While we believe we will obtain adequate cash to meet our commitments in 2020, there can be no assurance that our beliefs will come to fruition in which case we would most likely have continuing as a going concern. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Revenue Recognition

Revenue Recognition

On January 1, 2019, the Company adopted Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers that supersedes most current revenue recognition guidance. The updated guidance, and subsequent clarifications, collectively referred to as ASC 606, require an entity to recognize revenue when it transfers control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Previously we recorded revenue based on ASC Topic 605. Adoption of new accounting standard did not have any material impact on our reported revenue.

Revenue is recognized when the following criteria are met:

•	Identification of the contract, or contracts, with customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, we satisfy performance obligation.

The Company did not generate any revenue during the three and nine months ended September 30, 2020 and 2019.

Revenue Recognition

The Company recognizes revenue from the sale of products and services in accordance with ASC 606, “Revenue Recognition” following the five steps procedure:

Step 1: Identify the contract(s) with customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to performance obligations

Step 5: Recognize revenue when the entity satisfies a performance obligation

The Company recognizes revenue when it satisfies its obligation by transferring control of the good or service to the customer. A performance obligation is satisfied over time if one of the following criteria are met:

a. the customer simultaneously receives and consumes the benefits as the entity performs;

b. the entity’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or

c. the entity’s performance does not create an asset with an alternative use to the entity, and the entity has an enforceable right to payment for performance completed to date.

Cost of services include all expenses directly incurred to generate revenue, which include costs such as products purchases, processing fees, chargebacks and disputes, and shipping costs.

For purposes of the statements of cash flows, we consider all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at estimated net realizable value. Accounts receivable are comprised of balances due from customer, net of estimated allowances for uncollectible accounts. In determining collectability, historical trends are evaluated and specific issues are reviewed to arrive at appropriate allowances. There was no allowance at December 31, 2019 and 2018.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and are depreciated using the straight-line method over the estimated useful lives of the respective assets, ranging from 3 to 10 years. Major additions are capitalized, while minor additions and maintenance and repairs, which do not extend the useful life of an asset, are expensed as incurred.

Property and Equipment

Property and equipment are recorded at cost and are depreciated using the straight-line method over the estimated useful lives of the respective assets, ranging from 3 to 10 years. Major additions are capitalized, while minor additions and maintenance and repairs, which do not extend the useful life of an asset, are expensed as incurred.

Long Lived Assets

Long Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. As at September 30, 2020, we did not have any long lived assets.

Long Lived Assets

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. No such impairment losses have been identified by the Company for the years ended December 31, 2019 and 2018.

Use of Estimates

Use of Estimates

The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses may be affected by the estimates that management is required to make. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses may be affected by the estimates management is required to make. Actual results could differ from those estimates.

Advertising Costs

Advertising Costs

Advertising costs are charged to operations when the advertising first takes place. We did not have any advertising costs charged to operations for the three and nine months ended September 30, 2020 and 2019.

Advertising Costs

Advertising costs are charged to operations when the advertising first takes place. We did not have any advertising costs charged to operations for the years ended December 31, 2019 and 2018.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

At September 30, 2020, our short-term financial instruments consist primarily of cash, accounts payable, accrued liabilities and advances from a shareholder. The carrying amounts of these financial instruments approximate fair value because of their short-term maturities.

We do not hold or issue financial instruments for trading purposes nor do we hold or issue interest rate or leveraged derivative financial instruments.

Fair Value of Financial Instruments

At December 31, 2019, our short-term financial instruments consist primarily of cash, accrued expenses, shareholder advance and short-term notes payable. The carrying amounts of these financial instruments approximate fair value because of their short-term maturities. We also believe the carrying values of our note payable obligations approximates its fair value because the terms on such obligation approximate the terms at which similar obligations could currently be negotiated.

We do not hold or issue financial instruments for trading purposes nor do we hold or issue interest rate or leveraged derivative financial instruments.

Segment Information

Segment Information

The Company follows Financial Accounting Standards Board (FASB) ASC 280-10, Segment Reporting. Under ASC 280-10, certain information is disclosed based on the way management organizes financial information for making operating decisions and assessing performance. We currently operate in a single segment and will evaluate additional segment disclosure requirements if we expand our operations.

Income Taxes

Income Taxes

We compute income taxes in accordance with FASB ASC Topic 740, Income Taxes. Under ASC-740, deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. Also, the effect on deferred taxes of a change in tax rates is recognized in income in the period that included the enactment date. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

We follow guidance in FASB ASC Topic 740-10, Accounting for Uncertainty in Income Taxes, which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

We do not believe we have taken any uncertain tax positions on any of our open income tax returns filed through the three and nine months ended September 30, 2020. Our methods of tax accounting are based on established income tax principles in the Internal Revenue Code and are properly calculated and reflected within our income tax returns. Due to the carryforwards of net operating losses, all of our federal and state income tax returns remain subject to audit.

Income Taxes

We compute income taxes in accordance with FASB ASC Topic 740, Income Taxes. Under ASC-740, deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. Also, the effect on deferred taxes of a change in tax rates is recognized in income in the period that included the enactment date. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

We follow guidance in FASB ASC Topic 740-10, Accounting for Uncertainty in Income Taxes, which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

We do not believe we have taken any uncertain tax positions on any of our open income tax returns filed through the year ended December 31, 2019. Our methods of tax accounting are based on established income tax principles in the Internal Revenue Code and are properly calculated and reflected within our income tax returns. Due to the carryforwards of net operating losses, all of our federal and state income tax returns remain subject to audit.

Stock-Based Compensation

Stock-Based Compensation

We recognize stock-based compensation in accordance with FASB ASC 718, Stock Compensation. ASC 718 requires that the cost resulting from all share-based transactions be recorded in the financial statements. It establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all entities to apply a fair-value-based measurement in accounting for share-based payment transactions with employees. The Statement also establishes fair value as the measurement objective for transactions in which an entity acquires goods or services from non-employees in share-based payment transactions.

Stock-Based Compensation

We recognize stock-based compensation in accordance with FASB ASC 718, Stock Compensation. ASC 718 requires that the cost resulting from all share-based transactions be recorded in the financial statements. It establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all entities to apply a fair-value-based measurement in accounting for share-based payment transactions with employees. The Statement also establishes fair value as the measurement objective for transactions in which an entity acquires goods or services from non-employees in share-based payment transactions.

Basic Loss Per Share

Basic Loss Per Share

We calculate basic loss per share in accordance with ASC Topic 260, Earnings per Share. Basic loss per share is calculated by dividing net loss by the weighted average number of shares of common stock outstanding for the period. Diluted loss per share is calculated by dividing net loss by the weighted average number of shares of common stock and dilutive common stock equivalents outstanding. During periods in which we incur losses, common stock equivalents, if any, are not considered, as their effect would be anti-dilutive.

Net Loss Per Share

We calculate net loss per share in accordance with ASC Topic 260, Earnings per Share. Basic loss per share is calculated by dividing net loss by the weighted average number of shares of common stock outstanding for the period. Diluted loss per share is calculated by dividing net loss by the weighted average number of shares of common stock and dilutive common stock equivalents outstanding.

During periods in which we incur losses, common stock equivalents, if any, are not considered, as their effect would be anti-dilutive. At December 31, 2019 and 2018, we had 85,143,452 and 68,158,002 shares of common stock outstanding on a fully diluted basis, respectively. At December 31, 2019 and 2018, we had 1,000,000 and 1,000,000 dilutive preferred shares outstanding, respectively. These preferred shares were convertible into 10,000,000 shares of common stock.

Recent Accounting Pronouncements	Recent Accounting Pronouncements We do not believe any recently issued accounting standards will have a material impact on our financial statements.	Recent Accounting Pronouncements We do not believe any recently issued accounting standards will have a material impact on our financial statements.